LEASES (Details) - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Leases [Abstract]
2022	$ 76,716	$ 153,432
2023	158,028	158,028
2024	40,692	40,692
Imputed interest	(26,613)	(42,297)
Present value of lease liabilities	248,823	309,855
Present value of lease liabilities	$ 248,823	$ 309,855